Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Parties [Abstract]
Schedule of transactions arose with related parties
Transaction	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Short term employee benefits *	1,825	1,182	1,181
Social benefits costs	139	118	158
Share based compensation) Management)	237	1,644	832
Share based compensation) Directors)	127	395	365

*	Represent base salary, bonuses, and car allowance expenses.

Schedule of liabilities to related parties
Name	December 31, 2021	December 31, 2020	December 31, 2019

Key management personnel	77	604	652
Loans from major shareholder	-	272	6,781